Commitments, Guarantees and Contingent Liabilities - Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2020	¥ 7,694
2021	6,647
2022	5,923
2023	5,434
2024	4,802
Thereafter	34,485
Total	¥ 64,985